UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2000.

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


/S/ Henry H. Hopkins        Baltimore, Maryland      November 17, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: 322,403


List of Other Included Managers: NONE

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

                                                               FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AGILENT TECH INC.              COMM STK         00846U101     3094    41954 SH       SOLE               0        0    41954
ANALOG DEVICES                 COMM STK         032654105    38266   503500 SH       SOLE          228500        0   275000
APPLIED MICRO CIRCUITS         COMM STK         03822W109   152865  1548000 SH       SOLE          502800        0  1045200
ASIA PULP & PAPER              ADR              04516V100     1013   200000 SH       SOLE               0        0   200000
BANK ONE CORPORATION           COMM STK         06423A103    10620   399800 SH       SOLE          355100        0    44700
BOWATER INCORPORATED           COMM STK         102183100     2206    50000 SH       SOLE               0        0    50000
CABLEVISION SYSTEMS            COMM STK         12686C109     7466   110000 SH       SOLE               0        0   110000
CARRIER1 INTERNATIONAL         ADR              144500303     2936   253900 SH       SOLE           53900        0   200000
CIRCUIT CITY STORES, INC.      COMM STK         172737108     6624   199600 SH       SOLE            9600        0   190000
COPPER MOUNTAIN NETWORKS       COMM STK         217510106     5638    64000 SH       SOLE               0        0    64000
FORTUNE BRANDS, INC.           COMM STK         349631101     8153   353500 SH       SOLE          268700        0    84800
GAP, INC. (THE)                COMM STK         364760108     3125   100000 SH       SOLE               0        0   100000
HASBRO INCORPORATED            COMM STK         418056107     4493   298300 SH       SOLE          147900        0   150400
INNKEEPERS USA TRUST           COMM STK         4576J0104      932   102100 SH       SOLE           13100        0    89000
INTERNATIONAL PAPER CO.        COMM STK         460146103    17971   602812 SH       SOLE          177812        0   425000
LASALLE HOTEL PPTYS.           COMM STK         517942108      359    25000 SH       SOLE               0        0    25000
MARSH & MCLENNAN COMPANIES     COMM STK         571748102    16919   162000 SH       SOLE           41900        0   120100
J P MORGAN & CO., INC.         COMM STK         616880100      958     8700 SH       SOLE               0        0     8700
PROVIDIAN CORP.                COMM STK         74406A102    36036   400400 SH       SOLE          150400        0   250000
TRAMMELL CROW CO.              COMM STK         89288R106     1934   179900 SH       SOLE          163700        0    16200
TULARIK, INC.                  COMM STK         899165104      795    27000 SH       SOLE               0        0    27000

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